Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP INVUNION
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement and Disclosure (“ASC 820”) defines the fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

Corning Incorporated Investment Plan for Unionized Employees Notes to Financial Statements December 31, 2025 and 2024

ASC 820 also establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets;
●	Quoted prices for identical or similar assets or liabilities in inactive markets;
●	Inputs other than quoted prices that are observable for the asset or liability; and
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There were no changes in the methodologies used at December 31, 2025 and 2024.

Corning common stock and short-term investment funds: Valued at the closing price reported on the active market on which the individual securities are published.

Collective trust funds: Valued at the net asset value (“NAV”) of shares held by the Master trust at year end. The NAV is used as a practical expedient to estimate fair value. The NAV is obtained from information provided by the investment advisor and represents the fair value of the underlying investments.

Preferred stock: Valued at a fixed price as per information received from investment managers.

While the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Corning Incorporated Investment Plan for Unionized Employees Notes to Financial Statements December 31, 2025 and 2024

The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024 (in thousands):

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets within the Master Trust:
Short-Term Investment Funds	$607,596	$—		$607,596
Preferred Stock			$387	387
Corning Common Stock	487,273			487,273

Total Investments	$1,094,869	$—	$387	$1,095,256

Investments Measured at Net Asset Value (a)				4,503,842

Total Investment at Fair Value				$5,599,098

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets within the Master Trust:
Short-Term Investment Funds	$224,827	$—		$224,827
Preferred Stock			$387	387
Corning Common Stock	310,647			310,647

Total Investments	$535,474	$—	$387	$535,861

Investments Measured at Net Asset Value (a)				3,941,764

Total Investment at Fair Value				$4,477,625

(a)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts included in the Corning Master Trust Fund (Note 3).

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 investments for the year ended December 31, 2025 (in thousands):

Balance, Beginning of the year	$387
Unrealized gain (loss)	—
Balance, End of the year	$387